Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of regulatory capital [abstract]
Basic Shareholders' Equity	$ 74,314,620	$ 64,400,349
Equity Tier 1	(12,922,467)	(8,121,802)
(Deductible Items)	87,237,087	72,522,151
Additional Tier 1 Capital	61,392,153	56,278,547
Complementing shareholders' Equity	19,392,341	19,606,143
Equity Tier 2	19,392,341	19,606,143
Regulatory Capital (RPC)	$ 80,784,494	$ 75,884,690